Other liabilities - RSUs and SARs (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Share options exercised	0	0
Outstanding	26,268,000
Share based compensation expense	$ 120,000	$ 18,000
Share based compensation expense, after tax		11,000
Current liability from share based payments	$ 163,000	$ 43,000
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Vesting percentage of share-based awards	33.33%
Outstanding	0	16,510